PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Narrative (Details) - EUR (€) € in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Reduction in defined benefit liability for negative past service costs			€ 36	€ (2)	€ 1
Weighted-average maturity of defined benefit obligations				14 years 2 months 12 days	14 years 1 month 6 days
Pension Benefits
Disclosure of defined benefit plans [line items]
Expected contributions to pension and other benefits for next year				€ 24
Other Benefits
Disclosure of defined benefit plans [line items]
Reduction in defined benefit liability for negative past service costs	€ 3	€ 2		2
Expected contributions to pension and other benefits for next year				€ 15
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Increase in actuarial assumption	0.50%			0.50%